Equity	12 Months Ended
Dec. 31, 2011
Equity:
Stockholders' Equity Note Disclosure

Note 15. Shareholders’ Deficiency

The Company’s capital stock consists entirely of common stock with a par value of 100 Won and the number of authorized, issued and outstanding shares as of December 31, 2010 and 2009 are as follows:

	2011	2010
Authorized shares	100,000,000	100,000,000
Issued and outstanding shares	36,594,156	35,094,156

In April 2007, the Company raised 517,000 Won from twenty non-U.S. investors for total 933,506 common shares at the price of 554 Won per share and warrants to purchase 133,358 common shares at 950 Won per share. As of December 31 2009, due to the end of exercisable period, those warrants are not effective any more.

In June 2007, the Company raised US$350,000 from one non-U.S. investor for 700,000 common shares at the price of US$0.50 per share.

In December 2007, the Company raised 1,779,000 Won from forty nine non-U.S. investors for total 1,976,666 common shares at the price of 900 Won per share.

On September 4, 2008, the Company issued 90,000 shares of common stock (par value 100 Won) in exchange for investor relations and marketing services with the fair value to the Company of ~~W~~ 51,822. The shares issued were valued at the trading price of the company's common stock as of the date of authorization for the issuance.

In January 2011, the Company raised US$150,000 from one US investor for total 1,500,000 common shares at the price of US$0.10 per share.

The Company has legally issued its shares and complied with the filing requirements pursuant to the SEC regulations. However, 13,975,159 common shares issued through S-8 registrations, (i) for acquisition of By George Holdings, (ii) debt-for-equity swap on October 21, 2004 and (iii) service fee for IR and marketing activities, have not been included in the Korean Commercial Registration Office due to the different requirements of the share issuance between the US and Korean Commercial Laws. The number of outstanding shares and capital stock as of December 31, 2011 in SEC and in Korean Commercial Registration Office are as follows:

		Korean Commercial
	SEC	Registration Office
Number of outstanding shares	36,594,156	20,821,182
Capital Stock	~~W~~ 3,659,415	~~W~~ 2,082,118

However, regardless of registration in Korean Commercial Registration Office, every shareholder’s right and interest is not different.